Submission	Oct. 23, 2026
Submission [Line Items]
Central Index Key	0001609211
Registrant Name	AMG Pantheon Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES